Document and Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	The Oncology Institute, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001799191
Amendment Flag	false